MASTER TRUST - Statements of Net Assets (Details) - EBP 002 - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Receivables:
Total receivables	$ 829	$ 756
LIABILITIES:
NET ASSETS AVAILABLE FOR BENEFITS	80,410	73,910
Master Trust
Investments:
Total investments — at fair value	68,748	61,879
Synthetic GICs/SVF	10,853	11,231
Total Master Trust investments	79,601	73,110
Cash and cash equivalents	111	180
Receivables:
Receivables for securities sold	86	166
Accrued investment income	45	38
Other	5	6
Total receivables	136	210
Total assets	79,848	73,500
LIABILITIES:
Payables for securities purchased	218	296
Accrued investment and administration expenses	30	26
Other	19	24
Total liabilities	267	346
NET ASSETS AVAILABLE FOR BENEFITS	79,581	73,154
Master Trust | Common/collective trusts
Investments:
Total investments — at fair value	49,406	45,742
Master Trust | Common and preferred stock
Investments:
Total investments — at fair value	10,768	8,867
Master Trust | Government and agency securities
Investments:
Total investments — at fair value	976	737
Master Trust | Corporate bonds
Investments:
Total investments — at fair value	699	553
Master Trust | Mortgage and asset-backed securities
Investments:
Total investments — at fair value	281	356
Master Trust | Boeing common stock
Investments:
Total investments — at fair value	6,402	5,434
Master Trust | Mutual funds
Investments:
Total investments — at fair value	175	133
Master Trust | Short-term investments
Investments:
Total investments — at fair value	31	42
Master Trust | Other investments
Investments:
Total investments — at fair value	10	15
Plan Interest in Master Trust
Investments:
Total investments — at fair value	68,748	61,879
Synthetic GICs/SVF	10,853	11,231
Total Master Trust investments	79,601	73,110
Cash and cash equivalents	111	180
Receivables:
Receivables for securities sold	86	166
Accrued investment income	45	38
Other	5	6
Total receivables	136	210
Total assets	79,848	73,500
LIABILITIES:
Payables for securities purchased	218	296
Accrued investment and administration expenses	30	26
Other	19	24
Total liabilities	267	346
NET ASSETS AVAILABLE FOR BENEFITS	79,581	73,154
Plan Interest in Master Trust | Common/collective trusts
Investments:
Total investments — at fair value	49,406	45,742
Plan Interest in Master Trust | Common and preferred stock
Investments:
Total investments — at fair value	10,768	8,867
Plan Interest in Master Trust | Government and agency securities
Investments:
Total investments — at fair value	976	737
Plan Interest in Master Trust | Corporate bonds
Investments:
Total investments — at fair value	699	553
Plan Interest in Master Trust | Mortgage and asset-backed securities
Investments:
Total investments — at fair value	281	356
Plan Interest in Master Trust | Boeing common stock
Investments:
Total investments — at fair value	6,402	5,434
Plan Interest in Master Trust | Mutual funds
Investments:
Total investments — at fair value	175	133
Plan Interest in Master Trust | Short-term investments
Investments:
Total investments — at fair value	31	42
Plan Interest in Master Trust | Other investments
Investments:
Total investments — at fair value	$ 10	$ 15